Financial Assets And Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure in tabular form of movement in warrant liabilities [line items]
Issuance of Public and Private Warrants on Transaction date			€ 14,491
Class of warrants or rights excercised during the period value.		€ (6,306)	(193)
Exchange differences		(3,618)	1,026	€ (69)
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 24,887
Number of warrants, Beginning balance (Shares)	0	5,705,972
Issuance of Public and Private Warrants on Transaction date	€ 5,675
Issuance of Public and Private Warrants on Transaction date (Shares)	5,750,000
Change in fair value of derivative warrant liabilities	€ 19,404	€ (22,730)
Exchange differences		1,419
Euros, Ending balance	€ 24,887	€ 2,170	€ 24,887
Number of warrants, Ending balance (Shares)	5,705,972	5,259,506	5,705,972
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 58,365
Number of warrants, Beginning balance (Shares)	0	8,933,333
Issuance of Public and Private Warrants on Transaction date	€ 8,816
Issuance of Public and Private Warrants on Transaction date (Shares)	8,933,333
Change in fair value of derivative warrant liabilities	€ 49,549	€ (58,018)
Exchange differences		3,593
Euros, Ending balance	€ 58,365	€ 3,664	€ 58,365
Number of warrants, Ending balance (Shares)	8,933,333	8,883,333	8,933,333
Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 83,252
Number of warrants, Beginning balance (Shares)	0	14,639,305
Issuance of Public and Private Warrants on Transaction date	€ 14,491
Issuance of Public and Private Warrants on Transaction date (Shares)	14,683,333
Change in fair value of derivative warrant liabilities	€ 68,953	€ (80,748)
Exchange differences		5,012
Euros, Ending balance	€ 83,252	€ 5,834	€ 83,252
Number of warrants, Ending balance (Shares)	14,639,305	14,142,839	14,639,305
Public Warrants exercised on 23 November 2021 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (188)
Class of warrants or excercised during the period (Shares)	(43,028)
Public Warrants exercised on 23 November 2021 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (188)
Class of warrants or excercised during the period (Shares)	(43,028)
Public Warrants exercised on 21 December 2021 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (4)
Class of warrants or excercised during the period (Shares)	(1,000)
Public Warrants exercised on 21 December 2021 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (4)
Class of warrants or excercised during the period (Shares)	(1,000)
Public Warrants exercised on January 11, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (472)
Class of warrants or excercised during the period (Shares)		(141,808)
Public Warrants exercised on January 11, 2022 [member] | Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (276)
Class of warrants or excercised during the period (Shares)		(50,000)
Public Warrants exercised on January 11, 2022 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (748)
Class of warrants or excercised during the period (Shares)		(191,808)
Public Warrants exercised on February 1, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (933)
Class of warrants or excercised during the period (Shares)		(304,635)
Public Warrants exercised on February 1, 2022 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (933)
Class of warrants or excercised during the period (Shares)		(304,635)
Public Warrants exercised on March 23, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (1)
Class of warrants or excercised during the period (Shares)		(22)
Public Warrants exercised on March 23, 2022 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (1)
Class of warrants or excercised during the period (Shares)		(22)
Public Warrants exercised on October 10, 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ 0
Class of warrants or excercised during the period (Shares)		(1)
Public Warrants exercised on October 10, 2022 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)		(1)